Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	MPLX LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35714
Entity Tax Identification Number	27-0005456
Entity Address, Address Line One	200 E. Hardin Street
Entity Address, City or Town	Findlay
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45840
City Area Code	419
Local Phone Number	422-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partnership Interests
Trading Symbol	MPLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001552000
Amendment Flag	false